Discontinuing Operations - Schedule of Results of Consolidated Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 4,621		$ 9,638	$ 10,066	$ 22,538
Cost of revenues		3,465		7,100	7,554	15,634
Gross profit		1,156		2,538	2,512	6,904
Research and development		436		890	937	2,334
General and administrative	(31)	1,983	(31)	3,510
Sales and marketing		590		1,513	1,527	4,071
Transaction costs		402		651	560
Total operating expenses	(31)	3,411	(31)	6,564	8,494	21,193
Income (loss) from discontinuing operations	31	(2,255)	31	(4,026)	(5,982)	(14,289)
Interest expense		(1,063)		(2,173)	(2,211)	(1,801)
Other	35		43
Total other income (expense)	35	(1,063)	43	(2,173)
Net income (loss) from discontinuing operations	66	(3,318)	74	(6,199)	177	(16,168)
Accounts receivable, net of allowance for doubtful accounts of $4,518 in 2020; $4,536 in 2019					71	6,261
Current assets of discontinuing operations					71	23,250	$ 25,577
Accounts payable and accrued expenses	611		611		1,137	8,470
Due to Interpace Biosciences, Inc.					92
Current liabilities of discontinuing operations	611		611		1,229	19,189	$ 21,516
Income (loss) from discontinuing operations	$ 66	$ (3,318)	74	(6,199)	177	(16,168)
Depreciation				496	542	1,292
Amortization				11	613	21
Provision for bad debts			(42)	25	1,074	2,514
Accounts payable settlements			(43)
Stock-based compensation			(8)	74	107	391
Amortization of operating lease right-of-use assets				345	358
Amortization of discount of debt and debt issuance costs				602	601	291
Loss on extinguishment of debt				328	328
Interest added to Convertible Note				343	343
Accounts receivable			113	86	845	745
Other current assets				166	398	417
Other non-current assets				(55)	2	50
Accounts payable, accrued expenses and deferred revenue			(483)	(680)	(2,163)	886
Obligations under operating leases				(369)	(217)
Due to Interpace Biosciences, Inc.			(92)		92
Net cash used in operating activities, discontinuing operations			$ (481)	$ (4,827)	$ (5,421)	$ (9,351)